SUPPLEMENT TO THE
SPARTAN(registered trademark) U.S. EQUITY INDEX FUND
A FUND OF FIDELITY CONCORD STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
APRIL 21, 1999

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 16.

*ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Concord Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 21.

The fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund and maintains the fund's portfolio and general accounting records.

SUPPLEMENT TO THE
FIDELITY U.S. BOND INDEX FUND
APRIL 21, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

SUPPLEMENT TO THE
SPARTAN(registered trademark) TOTAL MARKET INDEX FUND,
SPARTAN EXTENDED(registered trademark) MARKET INDEX FUND, AND
SPARTAN(registered trademark) INTERNATIONAL INDEX FUND
FUNDS OF FIDELITY CONCORD STREET TRUST
APRIL 21, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES PARAGRAPH (III) FOUND IN
"INVESTMENT POLICIES AND LIMITATIONS" BEGINNING ON PAGE 2.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   THE FOLLOWING INFORMATION REPLACES PARAGRAPH (V) FOUND IN
"INVESTMENT POLICIES AND LIMITATIONS" BEGINNING ON PAGE 2.

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

SHARES OF EACH FUND PURCHASED AFTER APRIL 28, 1999 WILL NO LONGER BE SUBJECT TO A PURCHASE FEE. HOWEVER, EACH FUND WILL DEDUCT A SHORT-TERM TRADING FEE OF 0.50% FOR SPARTAN TOTAL MARKET INDEX FUND, 0.75% FOR SPARTAN EXTENDED MARKET INDEX FUND, OR 1.00% FOR SPARTAN INTERNATIONAL INDEX FUND, FROM THE REDEMPTION AMOUNT IF YOU SELL SHARES PURCHASED AFTER APRIL 28, 1999 AFTER HOLDING THEM FOR LESS THAN 90 DAYS.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND IN "PERFORMANCE" ON PAGE 31.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple changes in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or index account fee. Excluding a fund's short-term trading fee or index account fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar information.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "PERFORMANCE" BEGINNING ON PAGE 31.

CALCULATING HISTORICAL FUND RESULTS. The following table shows performance for each fund. For Spartan Total Market Index Fund,
Spartan Extended Market Index Fund, and Spartan International Index Fund, returns do not include the effect of each fund's 0.50%, 0.75% or 1.00%, respectively, short-term trading fee, applicable to shares held less than 90 days.

HISTORICAL FUND RESULTS. The following table shows each fund's performance for the fiscal periods ended 1999.

                                 Average Annual Returns                 Cumulative Returns

                                 One Year                Life of Fund*  One Year            Life of Fund*

Spartan Total Market Index Fund   14.61%                  20.48%         14.61%              27.77%

Spartan Extended Market Index     -1.33%                  4.50%          -1.33%              5.96%
Fund

Spartan International Index       6.58%                   13.50%         6.58%               18.12%
Fund


* From November 5, 1997 (commencement of operations).

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "PERFORMANCE" BEGINNING ON PAGE 31.

The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the life of each fund, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan Total Market Index Fund would have grown to $12,777.

SPARTAN TOTAL MARKET INDEX FUND

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 12,520                  $ 138                         $ 119                        $ 12,777

1998*                     $ 11,112                  $ 36                          $ 0                          $ 11,148



SPARTAN TOTAL MARKET INDEX FUND  INDEXES

Fiscal Year Ended                S&P 500   DJIA      Cost of Living**


1999                             $ 13,397  $ 12,368  $ 10,179

1998*                            $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan Total Market Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,238. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $124 for dividends and $112 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 0.50% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 0.50% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan Extended Market Index Fund would have grown to $10,596.

SPARTAN EXTENDED MARKET INDEX
FUND

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 10,268                  $ 119                         $ 209                        $ 10,596

1998*                    $ 10,708                  $ 30                          $ 0                          $ 10,738



SPARTAN EXTENDED MARKET INDEX  INDEXES
FUND

Fiscal Year Ended              S&P 500   DJIA      Cost of Living**


1999                           $ 13,397  $ 12,368  $ 10,179

1998*                          $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan Extended Market Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,326. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $116 for dividends and $208 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 0.75% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 0.75% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan International Index Fund would have grown to $11,812.

SPARTAN INTERNATIONAL INDEX

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 11,536                  $ 223                         $ 53                         $ 11,812

1998*                     $ 11,056                  $ 27                          $ 0                          $ 11,083



SPARTAN INTERNATIONAL INDEX  INDEXES

Fiscal Year Ended            S&P 500   DJIA      Cost of Living**


1999                         $ 13,397  $ 12,368  $ 10,179

1998*                        $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan International Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,270. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $216 for dividends and $52 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 1.00% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 1.00% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES THE
SECOND PARAGRAPH FOUND IN "ADDITIONAL PURCHASE, EXCHANGE AND
REDEMPTION INFORMATION" ON PAGE 35.

Each fund, in its discretion, may determine to issue its shares "in kind" in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "TRUSTEES AND OFFICERS" BEGINNING ON PAGE 36.

   The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with the trust, FMR or BT are indicated by an asterisk (*).